Preferred and Common Stock (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended
	Apr. 28, 2015	Apr. 28, 2015	Oct. 31, 2015	Sep. 30, 2015	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized					20,000,000	20,000,000	20,000,000
Common stock voting rights					vote on a 1 share/1 vote basis
Value of Common stock issued for cash			$ 10,000	$ 60,000	$ 70,000
Number of common stock issued for cash			10,000	120,000
BMNY, Inc [Member]
Percentage of shares acquire during period	100.00%	100.00%
Number of shares issued for exchange of common share	20,000,000
BMFL Member [Member]
Number of shares issued for exchange of common share		1,923,000